OPERATING LEASES	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
OPERATING LEASES

8.   OPERATING LEASES

For the years ended December 31, 2020, 2021 and 2022, the Group incurred operating lease costs amounting to RMB47,915, RMB50,537 and RMB35,973 respectively, excluding RMB13,548, RMB9,256 and RMB9,031 for short-term leases not capitalized as ROU assets, respectively.

Supplemental cash flow information related to operating leases included in operating lease assets and liabilities was as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash payments for amounts included in measurement of liabilities	48,890	49,864	36,890
New operating lease assets obtained in exchange for operating lease liabilities	24,688	18,744	5,836
ROU modification due to early surrender	—	(3,154)	(11,873)
Lease liability modification due to early surrender	—	2,778	12,705

As of December 31, 2021 and 2022, the Group’s operating leases had a weighted average remaining lease term of 2.5 and 1.7 years and a weighted average discount rate of 4.8% and 4.8%, respectively.

Future lease payments under operating leases, excluding short-term leases not capitalized, as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Within one year	38,669	25,836
Within a period of more than one year but not more than two years	28,694	16,878
Within a period of more than two year but not more than three years	19,498	—
Total future lease payments	86,861	42,714
Less: imputed interest	4,859	1,680
Total lease liability balance	82,002	41,034
Less: Current operating lease liabilities	35,759	24,460
Long-term operating lease liabilities	46,243	16,574

The future lease payments for short-term leases not capitalized as ROU assets were RMB3,620 and RMB2,061 as of December 31, 2021 and December 31, 2022, which will be paid within one year.